Loans - Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging of Recorded Investment, Total	$ 783,932	$ 422,025
Deferred loan fees, net	(1,059)	(721)
Total loans that are not PCI loans	782,873	421,304
Loans	4,315
Allowance for loan losses	(6,680)	(4,900)	(3,983)
Total loans, net of allowance for loan losses	780,508	416,404
PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,315
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction and land development	239,225	113,710
Aging of Recorded Investment, Total	239,225	113,710
Loans	77
Allowance for loan losses	(2,690)	(1,552)	(1,342)
Construction and Land Development [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	77
Commercial Real Estate Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonfarm, nonresidential	240,975	114,852
Aging of Recorded Investment, Total	240,975	114,852
Commercial Real Estate Financing Receivable [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,798
Commercial Real Estate, Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other	5,377	10,350
Aging of Recorded Investment, Total	5,377	10,350
Real Estate Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Closed end 1-4 family	130,631	98,615
Aging of Recorded Investment, Total	130,631	98,615
Real Estate Residential 1-4 Family [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	706
Residential Real Estate, Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other	83,129	39,851
Aging of Recorded Investment, Total	83,129	39,851
Residential Real Estate, Other [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	108
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and industrial	76,570	36,397
Aging of Recorded Investment, Total	76,570	36,397
Loans	1,624
Allowance for loan losses	(650)	(337)	(275)
Commercial and Industrial [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,624
Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer and other	8,025	8,250
Aging of Recorded Investment, Total	8,025	8,250
Loans	2
Allowance for loan losses	(55)	(98)	(206)
Consumer Other Financing Receivable [Member] | PCI Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2